Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

[redacted]

13003707

Received SEC

DEC 23 2013

Washington, DC 20549

December 23, 2013

001-10306

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERT NYS

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, The Royal Bank of Scotland Group plc, 6.00% Subordinated Tier 2 Notes due 2023, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 19, 2013. Tentative listing date – December 24, 2013.

Sincerely,

[signature]

emecabe@nyx.com
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